SCHEDULE OF LAND USE RIGHTS NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Land Use Rights Net
Land use right	$ 153,204	$ 158,995
Less: accumulated amortization	(27,055)	(24,654)
Land use right, net	$ 126,149	$ 134,341